Issued Capital and Reserves	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Issued Capital and Reserves
15	Issued Capital and Reserves
As of December 31, 2022
,
the number of shares outstanding was 243,215,169. This amount excludes 5,337,031 shares held in treasury. For the year ended December 31, 2021
,
the number of shares outstanding was 242,521,489, excluding 3,788,592 shares held in treasury.

Second Tranche Share Repurchase Program
In November 2022, our Management Board and Supervisory Board authorized the second tranche of our share repurchase program of ADSs, with a value of up to $0.5 billion, commencing on December 7, 2022.
Capital Transactions During the Year Ended December 31, 2022
In January 2022, we announced a new research, development and commercialization collaboration with Pfizer to develop a potential first mRNA-based vaccine for the prevention of shingles (herpes zoster virus, or HZV). In connection with this collaboration, Pfizer agreed to make an equity investment in us, acquiring 497,727 ordinary shares paying a total amount of €110.6 million. The issuance of 497,727 ordinary shares with the nominal amount of €0.5 million was registered with the commercial register (
Handelsregister
) on March 24, 2022. The equity investment which was issued in a foreign currency represents a derivative from the date of signing until the date of closing of the transaction. From the fair value measurement of this derivative
,
€43.0 million were recognized in finance income in our consolidated statements of profit or loss during the year ended December 31, 2022. At closing date, in February 2022, this derivative and the agreed investment amount were recognized in our capital reserve and, taking an increase in share capital of €0.5 million into account, led to a net increase of the capital reserve of €67.1 million in our consolidated statements of financial position.
In March 2022, we redeemed our convertible note by exercising our early redemption option (see Note 12)
,
which was fulfilled in April 2022, by issuing 1,744,392 ordinary shares. The nominal amount of €1.8 million was recorded in share capital and, finally, as a result of the transaction, the capital reserve increased by €233.2 million in our consolidated statements of financial position. The declaratory registration with the commercial register (
Handelsregister
) was made on May 20, 2022.
In June 2022, at the Annual General Meeting, our shareholders approved the proposed special cash dividend of €2.00 per ordinary share (including those held in the form of ADSs), which led to an aggregate payment of €484.3 million.
In March 2022, our Management Board and Supervisory Board authorized a share repurchase program of ADSs, pursuant to which we may repurchase ADSs in the amount of up to $1.5 billion over the next two years. On May 2, 2022, the first tranche of our share repurchase program of ADSs, with a value of up to $1.0 billion, commenced. In November 2022, our Management Board and Supervisory Board authorized the second tranche of our share repurchase program of ADSs, with a value of up to $0.5 billion, commencing on December 7, 2022. During the year ended December 31, 2022, ADSs were repurchased at an average price of $143.98, for total consideration of $1.0 billion (€986.4 million).
Repurchased ADSs were used to satisfy settlement obligations under our share-based payment arrangements.

In November and December 2022, the ESOP 2018 and
LTI-plus
awards were settled by transferring ordinary shares previously held in treasury to the entitled employees and Management Board members (see Note 16
)
.
Capital Transactions During the Year Ended December 31, 2021
In November 2020, we entered into a sales agreement, or the Sales Agreement, with Jefferies LLC and SVB Leerink LLC (now known as SVB Securities LLC), as sales agents, to establish an at-the-market
offering program, pursuant to which we may sell, from time to time, ADSs representing ordinary shares for aggregate gross proceeds of up to $500.0 million. During the year ended December 31, 2021, we sold 995,890 ADSs, each representing one of our ordinary shares and previously held in treasury, under the Sales Agreement. During the year ended December 31, 2021, the aggregate gross proceeds were $200.0 million (€163.6 million). We did not sell any ADS during year ended December 31, 2022. As of December 31, 2022, the remaining capacity under the Sales Agreement is still $207.1 million. Under the at-the-market
offering program ADSs are sold via the stock exchange and therefore no shareholders’ subscription rights are affected. As a result of the transaction
,
treasury shares in the amount of €1.0 million were issued and the capital reserve increased by €162.6 million during the year ended December 31, 2021. Costs of €2.7 million related to the equity transaction were recorded in equity as deduction from the capital reserve.